Federal funds purchased and securities sold under agreements to repurchase - Repurchase Agreements - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	$ 23,829	$ 45,154
U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	9,113	15,533
Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	14,716	26,893
U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase		2,728
Overnight and continuous
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	23,829	45,154
Overnight and continuous | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	9,113	15,533
Overnight and continuous | Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	14,716	26,893
Overnight and continuous | U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase		2,728
Less than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0	0
Less than 90 days | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0	0
Less than 90 days | Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0	0
Less than 90 days | U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase		0
Greater than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0	0
Greater than 90 days | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	0	0
Greater than 90 days | Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase	$ 0	0
Greater than 90 days | U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Securities sold under agreements to repurchase		$ 0